                               DELAWARE VIP TRUST

                          Delaware VIP Balanced Series
                      Delaware VIP Capital Reserves Series
                     Delaware VIP Diversified Income Series
                         Delaware VIP High Yield Series
                               (each, a "Series")

                     Supplement to the Series' Prospectuses
                              dated April 30, 2007

Delaware VIP Balanced Series only:

Effective May 24, 2007, Paul Grillo, Roger A. Early and Thomas H. Chow will have portfolio  management  responsibilities for the fixed income portion of Delaware
VIP Balanced Series.

The following  replaces the third paragragh in the section  entitled  "Portfolio managers."

Paul  Grillo,  Roger A.  Early,  and  Thomas  H.  Chow  comprise  the  portfolio management  team  that is  responsible  for  making  the  day-to-day  investment decisions for the fixed-income portion of the Series. Each portfolio manager has an equal role in making investment  recommendations for the fixed-income portion of the Series.  Mr.  Grillo has been  managing the  fixed-income  portion of the
Series since April 25, 2000. Messrs.  Early and Chow assumed  responsibility for the Series on May 24, 2007.

The  following  replaces  the  biographical  information  for the  fixed  income portfolio  management  team (the  eighth,  ninth and  tenth  paragraphs)  in the section entitled "Portfolio managers."

Paul Grillo, CFA, Senior Vice President, Senior Portfolio Manager
Mr. Grillo is a member of the firm's taxable fixed income  portfolio  management team with primary  responsibility for portfolio construction and strategic asset allocation.  He  joined  Delaware  Investments  in 1992,  and also  serves  as a mortgage-backed  and asset-backed  securities  analyst.  Previously,  Mr. Grillo served as a  mortgage  strategist  and trader at  Dreyfus  Corporation.  He also worked as a mortgage  strategist  and portfolio  manager at Chemical  Investment
Group and as a financial analyst at Chemical Bank. Mr. Grillo holds a bachelor's degree in business  management  from North Carolina State  University and an MBA with a concentration in finance from Pace University.

Roger A. Early, CPA, CFA, CFP, Senior Vice President, Senior Portfolio Manager
Mr. Early is a member of the firm's  taxable fixed income  portfolio  management team with primary  responsibility for portfolio construction and strategic asset allocation.  Mr. Early re-joined Delaware  Investments in March 2007. During his previous  tenure  at the  firm,  from  1994 to 2001,  he was a senior  portfolio manager in the same area,  and he left Delaware  Investments as head of its U.S.
investment grade fixed income group. Mr. Early most recently worked at Chartwell
Investment  Partners,  where he served as a senior  portfolio  manager  in fixed income  from 2003 to 2007.  He also  worked at Turner  Investments  from 2002 to
2003,  where he  served  as chief  investment  officer  for  fixed  income,  and
Rittenhouse  Financial from 2001 to 2002. He joined Delaware Investments in 1994 after 10 years at Federated Investors. Mr. Early earned his bachelor's degree in economics from The Wharton School of the University of  Pennsylvania  and an MBA
with concentrations in finance and accounting from the University of Pittsburgh.
He is a member of The CFA Society of Philadelphia.

Thomas H. Chow, CFA, Senior Vice President, Senior Portfolio Manager
Mr. Chow is a member of the firm's  taxable  fixed income  portfolio  management team with primary  responsibility for portfolio construction and strategic asset allocation.  His  experience  includes  exposure to asset  liability  management strategies and credit risk opportunities.  Prior to joining Delaware Investments in 2001,  he was a trader  of high  grade  and high  yield  securities,  and was involved in the portfolio  management of collateralized  bond obligations (CBOs)
and insurance  portfolios at  SunAmerica/AIG  from 1997 to 2001. Before that, he was an analyst, trader, and portfolio manager at Conseco Capital Management from
1989 to 1997.  Mr. Chow received a bachelor's  degree in business  analysis from
Indiana University, and he is a Fellow, Life Management Institute.

Delaware VIP Capital Reserves Series only:

Effective  May 24,  2007,  Paul  Grillo  and Roger A.  Early  assumed  portfolio management responsibilities for Delaware VIP Capital Reserves Series.

The following  replaces the  biographical  information  in the section  entitled
"Portfolio manager."

Portfolio managers

Paul Grillo and Roger A. Early have primary responsibility for making day-to-day investment  decisions for Delaware VIP Capital Reserves Series.  Messrs.  Grillo
and Early assumed responsibility for the Series on May 24, 2007.

Paul Grillo, CFA, Senior Vice President, Senior Portfolio Manager
Mr. Grillo is a member of the firm's taxable fixed income  portfolio  management team with primary  responsibility for portfolio construction and strategic asset allocation.  He  joined  Delaware  Investments  in 1992,  and also  serves  as a mortgage-backed  and asset-backed  securities  analyst.  Previously,  Mr. Grillo served as a  mortgage  strategist  and trader at  Dreyfus  Corporation.  He also worked as a mortgage  strategist  and portfolio  manager at Chemical  Investment
Group and as a financial analyst at Chemical Bank. Mr. Grillo holds a bachelor's degree in business  management  from North Carolina State  University and an MBA with a concentration in finance from Pace University.

Roger A. Early, CPA, CFA, CFP, Senior Vice President, Senior Portfolio Manager
Mr. Early is a member of the firm's  taxable fixed income  portfolio  management team with primary  responsibility for portfolio construction and strategic asset allocation.  Mr. Early re-joined Delaware  Investments in March 2007. During his previous  tenure  at the  firm,  from  1994 to 2001,  he was a senior  portfolio manager in the same area,  and he left Delaware  Investments as head of its U.S.
investment grade fixed income group. Mr. Early most recently worked at Chartwell
Investment  Partners,  where he served as a senior  portfolio  manager  in fixed income  from 2003 to 2007.  He also  worked at Turner  Investments  from 2002 to
2003,  where he  served  as chief  investment  officer  for  fixed  income,  and
Rittenhouse  Financial from 2001 to 2002. He joined Delaware Investments in 1994 after 10 years at Federated Investors. Mr. Early earned his bachelor's degree in economics from The Wharton School of the University of  Pennsylvania  and an MBA
with concentrations in finance and accounting from the University of Pittsburgh.
He is a member of The CFA Society of Philadelphia.

Delaware VIP Diversified Income Series only:

Effective May 24, 2007, Paul Grillo, Philip R. Perkins, Thomas H. Chow, Roger A.
Early,  Wen-Dar  Chen,  and Victor  Mostrowski  will have  portfolio  management responsibilities for Delaware VIP Diversified Income Series.

The following  replaces the  biographical  information  in the section  entitled
"Portfolio managers."

Paul  Grillo  has  primary   responsibility  for  making  day-to-day  investment
decisions  for the Series.  When making  decisions  for the Series,  Mr.  Grillo regularly  consults  with  Philip R.  Perkins,  Thomas H. Chow,  Roger A. Early,
Wen-Dar Chen, and Victor Mostrowski.

Paul Grillo, CFA, Senior Vice President, Senior Portfolio Manager
Mr. Grillo is a member of the firm's taxable fixed income  portfolio  management team with primary  responsibility for portfolio construction and strategic asset allocation.  He  joined  Delaware  Investments  in 1992,  and also  serves  as a mortgage-backed  and asset-backed  securities  analyst.  Previously,  Mr. Grillo served as a  mortgage  strategist  and trader at  Dreyfus  Corporation.  He also worked as a mortgage  strategist  and portfolio  manager at Chemical  Investment
Group and as a financial analyst at Chemical Bank. Mr. Grillo holds a bachelor's degree in business  management  from North Carolina State  University and an MBA with a concentration in finance from Pace University.

Philip R. Perkins, Senior Vice President, Senior Portfolio Manager
Mr. Perkins is a member of the firm's taxable fixed income portfolio  management team with primary  responsibility for portfolio construction and strategic asset
allocation.   He  leads  the  firm's   international   bond   team,   where  his
responsibilities  include managing global bond assets across the product matrix.
Prior to joining  Delaware  Investments  in 2003, Mr. Perkins worked at Deutsche
Bank for five years.  He served as a managing  director in global  markets  from
2001 to 2003,  during that same time he was the chief operating  officer for the
Bank's  emerging  markets  division  in  London,  and  from  1998 to 2001 he was responsible for local markets trading in Moscow.  Prior to that, Mr. Perkins was chief  executive  officer of Dinner Key  Advisors,  a  registered  broker/dealer founded to trade derivative mortgage-backed bonds with institutional clients. He began his career at Salomon  Brothers,  where he was a mortgage/CMO  trader from
1985 to 1990. Mr.  Perkins holds a bachelor's  degree in  international  studies with a minor in computer science from the University of Notre Dame.

Thomas H. Chow, CFA, Senior Vice President, Senior Portfolio Manager
Mr. Chow is a member of the firm's  taxable  fixed income  portfolio  management team with primary  responsibility for portfolio construction and strategic asset allocation.  His  experience  includes  exposure to asset  liability  management strategies and credit risk opportunities.  Prior to joining Delaware Investments in 2001,  he was a trader  of high  grade  and high  yield  securities,  and was involved in the portfolio  management of collateralized  bond obligations (CBOs)
and insurance  portfolios at  SunAmerica/AIG  from 1997 to 2001. Before that, he was an analyst, trader, and portfolio manager at Conseco Capital Management from
1989 to 1997.  Mr. Chow received a bachelor's  degree in business  analysis from
Indiana University, and he is a Fellow of Life Management Institute.

Roger A. Early, CPA, CFA, CFP, Senior Vice President, Senior Portfolio Manager
Mr. Early is a member of the firm's  taxable fixed income  portfolio  management team with primary  responsibility for portfolio construction and strategic asset allocation.  Mr. Early re-joined Delaware  Investments in March 2007. During his previous  tenure  at the  firm,  from  1994 to 2001,  he was a senior  portfolio manager in the same area,  and he left Delaware  Investments as head of its U.S.
investment grade fixed income group. Mr. Early most recently worked at Chartwell
Investment  Partners,  where he served as a senior  portfolio  manager  in fixed income  from 2003 to 2007.  He also  worked at Turner  Investments  from 2002 to
2003,  where he  served  as chief  investment  officer  for  fixed  income,  and
Rittenhouse  Financial from 2001 to 2002. He joined Delaware Investments in 1994 after 10 years at Federated Investors. Mr. Early earned his bachelor's degree in economics from The Wharton School of the University of  Pennsylvania  and an MBA
with concentrations in finance and accounting from the University of Pittsburgh.
He is a member of The CFA Society of Philadelphia.

Wen-Dar Chen, Ph.D., Vice President, Portfolio Manager - International Debt
Dr. Chen is a member of the firm's  taxable  fixed income  portfolio  management team with primary  responsibility for international  portfolio  construction and strategic asset  allocation.  He has  specialized in  quantitative  fixed income investments  since 1986. Before he joined Delaware  Investments in mid-2004,  he was a quantitative analyst in global asset-backed securities, credit strategies, and portfolio strategies at J.P. Morgan Securities. Since 1998, he has worked to promote the  asset-backed  securities  business in Asia, and published the book,
Asset-Backed Securitization - Theory and Practice, in Asia in 2002. He worked at
Salomon  Brothers  from 1993 to 1996,  and  Lehman  Brothers  from 1990 to 1993, during which time he gained experience with government securities trading desks, proprietary  trading of structured  products,  financial  strategies,  and index strategies groups. Dr. Chen's degrees include a bachelor's degree in atmospheric sciences from the National Taiwan  University,  a master's degree in meteorology from the South Dakota School of Mines and Technology, and a Ph.D. in geophysical fluid dynamics from Princeton University.

Victor Mostrowski, Vice President, Portfolio Manager - International Debt
Mr.  Mostrowski  is a  member  of the  firm's  taxable  fixed  income  portfolio management  team with primary  responsibility  for  portfolio  construction  and strategic  asset  allocation.  As a member of the  international  bond team, his responsibilities  include managing global bond assets across the product matrix.
Prior to joining  Delaware  Investments  in May 2007, he was a senior  portfolio manager - global fixed income for HSBC Halbis  Partners  (USA) for one year.  He managed the currency  exposure for several  institutional  accounts  with assets totaling  approximately  $3 billion,  and formulated and  implemented  strategic long-term  currency  positioning as well as short-term  daily and weekly trading opportunities.  Before joining HSBC in 2006, he worked seven years for the State of New Jersey, Department of Treasury,  Division of Investment, most recently as the global fixed income portfolio manager - emerging markets equity. He earned a bachelor's degree in economics and an MBA in finance from Rider College.

Delaware VIP High Yield Series only:

Effective May 24, 2007,  Thomas H. Chow and Chuck M. Devereux assumed  portfolio management responsibility for Delaware VIP High Yield Series.

The following  replaces the  biographical  information  in the section  entitled
"Portfolio manager."

Thomas H. Chow has  primary  responsibility  for  making  day-to-day  investment decisions  for Delaware VIP High Yield  Series.  When making  decisions  for the
Series,  Mr. Chow regularly  consults with Chuck M.  Devereux.  Mr. Chow assumed primary responsibility for the Series on May 24, 2007.

Thomas H. Chow, CFA, Senior Vice President, Senior Portfolio Manager
Mr. Chow is a member of the firm's  taxable  fixed income  portfolio  management team with primary  responsibility for portfolio construction and strategic asset allocation.  His  experience  includes  exposure to asset  liability  management strategies and credit risk opportunities.  Prior to joining Delaware Investments in 2001,  he was a trader  of high  grade  and high  yield  securities,  and was involved in the portfolio  management of collateralized  bond obligations (CBOs)
and insurance  portfolios at  SunAmerica/AIG  from 1997 to 2001. Before that, he was an analyst, trader, and portfolio manager at Conseco Capital Management from
1989 to 1997.  Mr. Chow received a bachelor's  degree in business  analysis from
Indiana University, and he is a Fellow, Life Management Institute.

Chuck M. Devereux, Senior Vice President, Director of Credit Research
Mr. Devereux is the head of the firm's taxable credit research  department,  and he also  serves  on a team  responsible  for  some of the  firm's  fixed  income products. Prior to April 2007, he was a senior vice president and co-head of the firm's  private  placement  group,  which  has  responsibility  for  managing  a portfolio of approximately $8 billion of privately placed  securities.  Prior to
joining   Delaware   Investments   in  2001,   Mr.   Devereux  was  employed  by
Valuemetrics/VM  Equity Partners,  a financial  advisory and investment  banking firm, where he participated in financial  advisory and  capital-raising  efforts for privately held, middle-market  companies.  These efforts included placements
of   traditional   corporate   debt  and  equity  as  well  as   mezzanine   and
venture-capital  financings.  Prior  to  Valuemetrics/VM  Equity  Partners,  Mr.
Devereux  was a trust  officer  in the  privately  held  asset  division  of the
Northern Trust  Corporation  for three years.  Mr. Devereux earned an MBA with a concentration  in  finance  from  DePaul  University,  a  bachelor's  degree  in economics from St. Joseph's College, and he is a CFA Level II candidate.

                Please keep this Supplement for future reference.

This Supplement is dated May 23, 2007.

455432-4